Schroder Emerging Markets Multi-Sector Bond Fund
Schroder Emerging Markets Multi-Sector Bond Fund

SCHRODER SERIES TRUST

Schroder Emerging Markets Multi-Sector Bond Fund (the “Fund”)

Supplement dated May 20, 2014 to the Prospectus dated March 1, 2014

The following supplements the Fund’s Prospectus (“Prospectus”) to reflect a change in the Fund’s diversification status and the addition of Denis Parisien as a Portfolio Manager of the Fund.

Diversification

Effective July 1, 2014, the Fund will be classified as a “non-diversified” investment company and will no longer be a “diversified” investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The following sentence is hereby added to the last paragraph under the heading "Schroder Emerging Markets Multi-Sector Bond Fund - Principal Investment Strategies" on page 41 of the Prospectus:
The Fund is a non-diversified mutual fund.
The following paragraph is hereby added to the section "Schroder Emerging Markets Multi-Sector Bond Fund - Principal Risks" on page 42 of the Prospectus:

•  Non-Diversification Risk: a non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund;